Commitments - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD Distributor	Dec. 31, 2014 CAD
Commitments [Line Items]
Annual commitments for 2016	CAD 167
Annual commitments for 2017	138
Annual commitments for 2018	106
Annual commitments for 2019	99
Annual commitments for 2020	2
Annual commitments for thereafter	CAD 11
Number of distributor | Distributor	1
Letters of credit provided	CAD 15	CAD 8
Letters of credit outstanding relating to retirement compensation arrangements	139	126
Lease payments	6	11
Future minimum lease payments for 2016	10
Future minimum lease payments for 2017	9
Future minimum lease payments for 2018	7
Future minimum lease payments for 2019	2
Future minimum lease payments for 2020	7
Future minimum lease payments, thereafter	CAD 3
Inergi LP [Member] | Customer Service Operations Outstanding Services [Member]
Commitments [Line Items]
Agreement expiry date	Feb. 28, 2018
Inergi LP [Member] | Services Including Settlements, Source to Pay, Information Technology, Pay Operation, Finance and Accounting [Member]
Commitments [Line Items]
Agreement expiry date	Dec. 31, 2019
Brookfield Global Integrated Solutions [Member] | Services Including Facilities Management And Execution Of Certain Capital Projects [Member]
Commitments [Line Items]
Agreement expiry date	Dec. 31, 2024
Trilliant Agreement [Member]
Commitments [Line Items]
Annual commitments for 2016	CAD 17
Annual commitments for 2017	17
Annual commitments for 2018	17
Annual commitments for 2019	17
Annual commitments for 2020	16
Annual commitments for thereafter	CAD 6
Agreement term	10 years
Agreement beginning date	Dec. 31, 2015
Agreement ending date	Dec. 31, 2025
Agreement renewal term	5 years
Minimum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	3 years
Operating lease renewal options	3 years
Maximum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	5 years
Operating lease renewal options	5 years
Subsidiaries [Member]
Commitments [Line Items]
Parental guarantees	CAD 329	330
Distributor [Member]
Commitments [Line Items]
Parental guarantees	CAD 1	CAD 1